Pension (Tables)	3 Months Ended
Jul. 31, 2026
Retirement Benefits [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets	The accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include assumptions about future compensation increases:

2026
Accumulated benefit obligation at end of year:	$48
Change in benefit obligation:
Projected benefit obligation at beginning of year	$2
Service cost	1
Interest cost	—
Participant contributions	—
Expenses paid	—
Transfers from Medtronic	50
Net actuarial loss	—
Currency exchange rate changes and other	(1)
Project benefit obligation at end of year	$52
Change in plan assets
Fair value of plan assets at beginning of year	$—
Actual return on plan assets	—
Employer contributions to plan	—
Participant contributions	—
Expenses paid	—
Transfers from Medtronic	34
Currency exchange rate changes and other	—
Fair value of plan assets at end of year	$34
Funded status at end of year:	$(18)
Amounts recognized on the consolidated balance sheet consist of:
Noncurrent assets	$—
Current liabilities	—
Noncurrent liabilities	(18)
Ending balance	$(18)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets were as follows:

2026
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$48
Fair value of plan assets	$34
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$52
Fair value of plan assets	$34

Schedule of Assumptions Used
Significant actuarial assumptions used in determining the benefit obligation and net periodic pension expense for pension plans are presented in the following table as weighted averages:

2026
Actuarial assumptions used to determine net periodic benefit obligations
Effective discount rate on benefit obligations	1.67%
Salary increase rate	2.65%
Cash balance interest credit rate	2.63%
Actuarial assumptions used to determine net periodic benefit cost
Effective discount rate on benefit obligations	1.67%
Effective rate for interest cost on benefit obligations	1.51%
Effective discount rate for service cost	2.08%
Effective rate for interest on service cost	1.92%
Expected return on assets	3.97%
Salary increase rate	2.65%
Cash balance interest credit rate	2.63%

Schedule of Expected Benefit Payments	The following table provides the estimated pension benefits that are payable from the plans to participants:

(in millions) Fiscal Year
2027	$3
2028	$3
2029	$3
2030	$3
2031	$3
2032-2036	$20

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
The changes in plan assets and projected benefit obligations recognized in other comprehensive loss for fiscal year 2026 are as follows:

(in millions)	2026
Prior service cost	$—
Net loss (gain) arising during the year	—
Effect of exchange rates	—
Total recognized in other comprehensive loss	$—
Total recognized in net periodic benefit cost and other comprehensive loss	$7

Schedule of Allocation of Plan Assets	The Company’s target weighted average asset allocation at April 24, 2026 are as follows:

2026
Equity securities	45%
Debt securities	55%

Schedule of Defined Benefit Plans
The following table sets forth the retirement plans’ investments measured at fair value as of April 24, 2026.

(in millions)	Level 1	Level 2	Level 3	Assets measured at NAV	Total Assets
Cash	$5	$—	$—	$—	$5
Registered investment companies	—	—	—	29	29
	$5	$—	$—	$29	$34